INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INCOME TAX EXPENSE	The following table sets forth current and deferred portion of income tax expenses:
For the years ended December 31,
	2023	2024
	HK$	HK$

Current tax expense	-	-
Deferred tax expense	-	-
	-	-

SCHEDULE OF STATUTORY AND EFFECTIVE TAX EXPENSES

The following table provides the reconciliation of the differences between the statutory and effective tax expenses:

	For the years ended December 31,
	2023	2024
	HK$	HK$

(Loss) Income before income tax expense	(1,074,799)	3,347,275

Tax at Hong Kong statutory tax rate of 16.5%	(177,341)	552,300
Tax effect of tax-exempt entity	-	3,743
Tax effect of non-deductible expenses	222	2,526
Tax effect of non-taxable income	(120,507)	(62,993)
Tax effect of unrecognized temporary differences	(802)	17,712
Changes in valuation allowance	298,428	(513,288)
	-	-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the deferred tax assets of the Group:

	As of December 31,
	2023	2024
	HK$	HK$

Net operating loss carryforwards	6,616,606	6,103,318
Less: valuation allowance	(6,616,606)	(6,103,318)
	-	-

SCHEDULE OF VALUATION ALLOWANCE OF DEFERRED TAX ASSETS

The following table sets forth the movements of valuation allowance of deferred tax assets:

	For the years ended December 31,
	2023	2024
	HK$	HK$

Balance at beginning of the year	6,318,178	6,616,606
Additions	298,428	-
Reversals	-	(513,288)
Balance at end of the year	6,616,606	6,103,318

SCHEDULE OF RELATED PARTIES

Nature of relationships with related party

Name	Relationship with the Company

Cheung Kam Fai (“Mr. Cheung”)	Shareholder and director of the Company

Related party transactions

Name	Nature	For the years ended December 31,
		2023	2024
		HK$	HK$

Mr. Cheung	Reinstatement costs (1)	-	63,000
Mr. Cheung	Handling fee income	-	53

(1)	The tenancy agreement between the Group and its director, which was rent-free during the years ended December 31, 2023 and 2024, was terminated during the year, and the related rental deposit paid was applied to reinstate the leased property as contractually required.

Balance with related party

Name	Nature	As of December 31,
		2023	2024
		HK$	HK$

Mr. Cheung	Loan to a shareholder (1)	-	-
Mr. Cheung	Amount due to a director (2)	-	9,783
Mr. Cheung	Payables to customers (3)	-	98,605

(1)	On 3 April 2024, a loan of HK$3,000,000 was advanced to Mr. Cheung. The loan was unsecured, interest-free, and was fully repaid on 21 May 2024.

(2)	The amount was unsecured, interest-free and repayable on demand.

(3)	The amount was repayable on demand except where certain balance represents trades pending settlement or margin deposits and cash collateral received for trading activities under the normal course of business.

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INCOME TAX EXPENSE

The following table sets forth current and deferred portion of income tax expenses:

For the six months ended June 30,
	2024	2025
	HK$	HK$
	(Unaudited)	(Unaudited)

Current tax expense	-	-
Deferred tax expense	-	-
	-	-

SCHEDULE OF STATUTORY AND EFFECTIVE TAX EXPENSES

The following table provides the reconciliation of the differences between the statutory and effective tax expenses:

	For the six months ended June 30,
	2024	2025
	HK$	HK$
	(Unaudited)	(Unaudited)

Income before income tax expense	4,507,888	3,892,810

Tax at Hong Kong statutory tax rate of 16.5%	743,802	642,314
Tax effect of tax-exempt entity	-	19,022
Tax effect of non-deductible expenses	42	-
Tax effect of non-taxable income	(34,634)	(14,246)
Tax effect of unrecognized temporary differences	(350)	(7,216)
Changes in valuation allowance	(708,860)	(639,874)
	-	-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the deferred tax assets of the Group:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Net operating loss carryforwards	6,103,318	5,463,444
Less: valuation allowance	(6,103,318)	(5,463,444)
	-	-

SCHEDULE OF VALUATION ALLOWANCE OF DEFERRED TAX ASSETS

The following table sets forth the movements of valuation allowance of deferred tax assets:

	For the six months ended June 30,
	2024	2025
	HK$	HK$
	(Unaudited)	(Unaudited)

Balance at beginning of the year	6,616,606	6,103,318
Reversals	(708,860)	(639,874)
Balance at end of the year	5,907,746	5,463,444

SCHEDULE OF RELATED PARTIES

Nature of relationships with related parties

Name	Relationship with the Company

Cheung Kam Fai (“Mr. Cheung”)	Shareholder and director of the Company

Related parties transactions

		For the six months ended June 30,
		2024	2025
Name	Nature	HK$	HK$
		(Unaudited)	(Unaudited)

Mr. Cheung	Handling fee income	3	-

Balance with related parties

		As of
		December 31,	June 30,
		2024	2025
Name	Nature	HK$	HK$
			(Unaudited)

Mr. Cheung	Loan to a shareholder (1)	-	-
Mr. Cheung	Amount due to a director (2)	9,783	19,783
Mr. Cheung	Payables to customers (3)	98,605	40,008,605

(1)	On 3 April 2024, a loan of HK$3,000,000 was advanced to Mr. Cheung. The loan was unsecured, interest-free, and was fully repaid on 21 May 2024.

(2)	The amount was unsecured, interest-free and repayable on demand.

(3)	The amount was repayable on demand except where certain balance represents trades pending settlement or margin deposits and cash collateral received for trading activities under the normal course of business.